July 29, 2021

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard Malvern Funds (the “Trust”)

File No: 33-23444

Commissioners:

Enclosed is the 87th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A (the “Amendment”), which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933 and the Investment Company Act of 1940. The purpose of this amendment is to add Vanguard Core-Plus Bond Fund and Vanguard Multi-Sector Income Bond Fund, each a new series of the Trust.

Pursuant to the requirements of Rule 485(a)(2), we request that the Amendment become effective after 75 days. On the effective date, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

Please contact me at mary_salvucci@vanguard.com with any questions or concerns that you have concerning the enclosed Amendment.

Sincerely,

/s/ Mary Salvucci

Mary Salvucci

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange